CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Non-current Assets [Table Text Block]	Assets

AS AT JUN. 30, 2025 AND DEC. 31, 2024 (MILLIONS)	Other Financial Assets		Accounts Receivable and Other		Inventory
	2025	2024	2025	2024	2025	2024
Current portion	$9,150	$5,132	$22,065	$20,283	$6,014	$5,418
Non-current portion	$20,818	20,755	9,864	9,935	3,245	3,040
	$29,968	$25,887	$31,929	$30,218	$9,259	$8,458

Schedule of Current and Non-current Liabilities [Table Text Block]	Liabilities

AS AT JUN. 30, 2025 AND DEC. 31, 2024 (MILLIONS)	Accounts Payable and Other		Corporate Borrowings		Non-Recourse Borrowings of Managed Entities[2]
	2025	2024	2025	2024	2025	2024
Current portion[1]	$30,514	$30,125	$2,528	$767	$38,386	$36,696
Non-current portion	25,995	25,377	12,445	13,465	197,275	183,864
	$56,509	$55,502	$14,973	$14,232	$235,661	$220,560
1.Current portion of corporate borrowings includes $1.4 billion (December 31, 2024 – $767 million) of short-term commercial paper and revolving facility draws. Our commercial paper program is backed by our revolving credit facility, which matures in June 2030.
2.As at December 31, 2024, non-current non-recourse borrowings of managed entities included $13.8 billion of debt obligations with extension options that give the Corporation the substantive right to defer settlement beyond twelve months following the reporting date, but are subject to covenants that are required to be complied with during the twelve months following the reporting date.